Fair Value Of Assets And Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Banking Noninterest Income [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ (2,618)	$ (368)	$ (17,991)
Mortgage Banking Noninterest Income [Member] | Other Short Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	3,677	12,476	(12,353)
Capital Market Noninterest Income [Member] | Trading Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ 0	$ 0	$ 11,752